INITIAL PUBLIC OFFERING - Additional Information (DWAC) (Details) - Digital World Acquisition Corp. [Member]	Sep. 08, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit | shares	1
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	28,750,000
Purchase price, per unit | $ / shares	$ 10
Proceeds from Issuance Initial Public Offering	$ 287,500,000
Offering costs	23,566,497
Deferred underwriting commissions	10,062,500
Fair value of the representative shares	1,437,500
Other offering costs	4,168,029
Initial Public Offering | Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of the representative shares	7,677,450
Initial Public Offering | Officers and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of the representative shares	$ 221,018
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit | shares	1
Initial Public Offering | Class A Common Stock | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.5